UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      PL Capital Advisors, LLC

Address:   47 East Chicago Avenue, Suite 336
           Naperville, Illinois 60540


Form 13F File Number: 028-15370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Lashley
Title:  Managing Member
Phone:  (973) 360-1666

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Lashley                Naperville, Illinois               4/11/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:  $      146,170
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Alliance Bancorp Inc/PA               Common         01890A108    6,656   498,610 SH       SOLE                  498,610      0    0
Ameriana Bancorp                      Common         023613102    2,630   287,762 SH       SOLE                  287,762      0    0
Anworth Mortgage Asset Corp           Common         037347101      503    79,500 SH       SOLE                   79,500      0    0
Athens Bancshares Corp                Common         047042106    2,143   117,727 SH       SOLE                  117,727      0    0
Bank of America Corp                  Common         060505104      914    75,000 SH       SOLE                   75,000      0    0
BankFinancial Corp                    Common         06643P104    9,164 1,132,734 SH       SOLE                1,132,734      0    0
BCSB Bancorp Inc                      Common         055367106    5,397   312,872 SH       SOLE                  312,872      0    0
Brookline Bancorp Inc                 Common         11373M107    3,188   348,812 SH       SOLE                  348,812      0    0
BSB Bancorp Inc/MA                    Common         05573H108    1,431   103,600 SH       SOLE                  103,600      0    0
Cape Bancorp Inc                      Common         139209100      351    38,271 SH       SOLE                   38,271      0    0
Capital One Financial Corp            *W Exp         14040H139    1,847    98,800 SH       SOLE                   98,800      0    0
                                      11/14/201
Capital One Financial Corp            Common         14040H105      797    14,500 SH       SOLE                   14,500      0    0
CFS Bancorp Inc                       Common         12525D102    7,462   934,564 SH       SOLE                  934,564      0    0
Charter Financial Corp/GA             Common         16122M100      388    30,300 SH       SOLE                   30,300      0    0
Citigroup Inc                         Common         172967424    4,206    95,068 SH       SOLE                   95,068      0    0
Codorus Valley Bancorp Inc            Common         192025104      540    32,390 SH       SOLE                   32,390      0    0
Colonial Financial Services Inc       Common         19566B101      729    53,386 SH       SOLE                   53,386      0    0
Comerica Inc                          *W Exp         200340115      518    50,000 SH       SOLE                   50,000      0    0
                                      11/14/201
Eagle Bancorp Montana Inc             Common         26942G100    1,369   124,982 SH       SOLE                  124,982      0    0
First Niagara Financial Group Inc     Common         33582V108      995   112,300 SH       SOLE                  112,300      0    0
Fox Chase Bancorp Inc                 Common         35137T108    5,011   296,691 SH       SOLE                  296,691      0    0
HF Financial Corp                     Common         404172108    7,619   556,095 SH       SOLE                  556,095      0    0
HopFed Bancorp Inc                    Common         439734104    3,094   288,123 SH       SOLE                  288,123      0    0
Horizon Bancorp/IN                    Common         440407104   11,105   549,472 SH       SOLE                  549,472      0    0
Huntington Bancshares Inc/OH          Common         446150104      147    20,000 SH       SOLE                   20,000      0    0
Intervest Bancshares Corp             Common         460927106    9,113 1,549,793 SH       SOLE                1,549,793      0    0
JPMorgan Chase & Co                   Common         46625H100    2,886    60,810 SH       SOLE                   60,810      0    0
JPMorgan Chase & Co                   *W Exp         46634E114      510    35,800 SH       SOLE                   35,800      0    0
                                      10/28/201
KeyCorp                               Common         493267108    1,195   120,000 SH       SOLE                  120,000      0    0
Magyar Bancorp Inc                    Common         55977T109    2,817   540,133 SH       SOLE                  540,133      0    0
Malvern Federal Bancorp Inc           Common         561409103    7,769   637,310 SH       SOLE                  637,310      0    0
Metro Bancorp Inc                     Common         59161R101   10,144   613,323 SH       SOLE                  613,323      0    0
MSB Financial Corp                    Common         55352P102    2,943   419,269 SH       SOLE                  419,269      0    0
MutualFirst Financial Inc             Common         62845B104    5,242   365,275 SH       SOLE                  365,275      0    0
Northeast Community Bancorp Inc       Common         664112109      849   155,200 SH       SOLE                  155,200      0    0
Northfield Bancorp Inc                Common         66611T108      845    74,426 SH       SOLE                   74,426      0    0
Old National Bancorp/IN               Common         680033107      649    47,193 SH       SOLE                   47,193      0    0
Orrstown Financial Services Inc       Common         687380105    7,899   534,059 SH       SOLE                  534,059      0    0
PNC Financial Services Group Inc      *W Exp         693475121      778    63,545 SH       SOLE                   63,545      0    0
                                      11/14/201
PNC Financial Services Group Inc      Common         693475105      765    11,500 SH       SOLE                   11,500      0    0
Polonia Bancorp                       Common         73158Q109    3,061   342,438 SH       SOLE                  342,438      0    0
ProShares UltraShort 20               PSHS ULTSH     74347B201      328     4,999 SH       SOLE                    4,999      0    0
                                      20YRS
Prudential Bancorp Inc of             Common         744319104      193    21,158 SH       SOLE                   21,158      0    0
Pennsylvania
Roma Financial Corp                   Common         77581P109    3,095   192,717 SH       SOLE                  192,717      0    0
SP Bancorp Inc                        Common         78468K106      503    27,198 SH       SOLE                   27,198      0    0
Standard Financial Corp               Common         853393106    1,312    67,300 SH       SOLE                   67,300      0    0
Sussex Bancorp                        Common         869245100      165    21,969 SH       SOLE                   21,969      0    0
TF Financial Corp                     Common         872391107      670    26,642 SH       SOLE                   26,642      0    0
TFS Financial Corp                    Common         87240R107      373    34,400 SH       SOLE                   34,400      0    0
Valley National Bancorp               Common         919794107      688    67,175 SH       SOLE                   67,175      0    0
ViewPoint Financial Group             Common         92672A101    2,582   128,392 SH       SOLE                  128,392      0    0
Wells Fargo & Co                      Common         949746101      592    16,000 SH       SOLE                   16,000      0    0
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